Related party transactions - Additional Information (Detail) $ in Thousands	Dec. 31, 2021 USD ($) Directors	Dec. 31, 2020 USD ($) Directors
Disclosure of transactions between related parties [line items]
Number of key management personnel | Directors	11	6
Due to related parties		$ 2,016
VTEX ARG [member]
Disclosure of transactions between related parties [line items]
Due to related parties	$ 27